Document and Entity Information	Sep. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2025
Entity File Number	001-41808
Entity Registrant Name	SR BANCORP, INC.
Entity Central Index Key	0001951276
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-2601722
Entity Address, Address Line One	220 West Union Avenue
Entity Address, City or Town	Bound Brook
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08805
City Area Code	732
Local Phone Number	560-1700
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SRBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false